Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Minimum Future Charter Revenues for the year ending
2018 (period)	$ 52,605
2019	130,336
2020	137,908
2021	126,887
2022	115,917
2023 and thereafter	889,151
Total	$ 1,452,804